Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Recoverable
Schedule of taxes recoverable
		2018	2017

Parent Company and subsidiaries in Brazil
IPI		9,050	18,226
Value-added tax on sales and services (ICMS) - normal operations	(a)	427,331	483,248
ICMS - credits from PP&E		170,998	140,904
Social integration program (PIS) and social contribution on revenue (COFINS) - normal operations		482	22,389
PIS and COFINS - credits from PP&E		255,739	223,297
IR e CSL		553,740	691,697
REINTEGRA program	(b)	20,615	102,166
Federal supervenience	(c)	688,111	140,537
Other		2,852	4,322

Foreign subsidiaries
Value-added tax ("IVA")		173,051	92,119
IR		111,948	46,939
Other		7,750	4,021
Total		2,421,667	1,969,865

Current assets		847,088	982,629
Non-current assets		1,574,579	987,236
Total		2,421,667	1,969,865